Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed in Favo Group of Companies Acquisition (Details) - USD ($)	Jul. 11, 2025	May 31, 2023
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Other Asset, Noncurrent	$ 1,127,597
F A V O Group Of Companies [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Asset, Current		$ 18,075,101
Business Combination, Recognized Asset Acquired, Property, Plant, and Equipment		85,771
Business Combination, Recognized Asset Acquired, Other Asset, Noncurrent		779,512
Business Combination, Recognized Asset Acquired, Asset		18,940,384
Business Combination, Recognized Liability Assumed, Liability, Current		316,130
Business Combination, Recognized Liability Assumed, Other Liability, Current		2,943,005
Business Combination, Recognized Liability Assumed, Long-Term Debt, Noncurrent		19,723,409
Business Combination, Recognized Liability Assumed, Liability, Noncurrent		22,982,544
Business Combination, Recognized Liability Assumed, Liability		$ 4,042,160